GOODWILL (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Cost	$ 692,222	$ 692,222
Recycomb S.A.U.
Disclosure of information for cash-generating units [line items]
Cost	$ 692,222	$ 692,222